Fee and commission income - Schedule of ordinary income that is expected to be recognized on the contracts in force (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Statement [Line Items]
Ordinary income expected to be recognized on the contracts	$ 12,436
Current
Statement [Line Items]
Ordinary income expected to be recognized on the contracts	9,386
From 1 to 2 years
Statement [Line Items]
Ordinary income expected to be recognized on the contracts	1,359
More than 2 years
Statement [Line Items]
Ordinary income expected to be recognized on the contracts	$ 1,691